Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Buildings
Property, Plant and Equipment [Line Items]
Asset pledged to banks to obtain loan facilities						$ 12.8
Buildings | Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Property, Plant and Equipment [Line Items]
Lease expiration term	12 years
Operating lease rent free incentive period	10 months
Beginning date of lease term	Feb. 01, 2019
Property, plant and equipment
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 0.8	$ 0.9	$ 1.2	$ 1.6	$ 1.6	$ 1.2